LEASES (Details 3) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Present value of lease liability
Open World Ltd. [Member]
2026	243,095	321,762
2027	331,432	331,432
2028	341,381	341,381
2029	85,971	85,971
Total undiscounted lease payments	1,001,879	1,080,546
Less: imputed interest	(61,615)	(72,051)
Present value of lease liability	$ 940,264	$ 1,008,495	$ 1,271,847